CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)
Cash flows from operating activities:
Net income/(loss) | $		$ (616)		$ (123)		$ (18)
(Used in)/ adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment | $		56		88		108
(Gain)/loss on disposal of property, plant and equipment | $		0		0		1
Stock-based compensation expenses | $		16		2		0
Non-controlling interest in (loss)/profits of subsidiaries | $		(391)		(169)		113
Equity in profit/loss of affiliates | $		(850)		(605)		(325)
Deferred tax assets | $		25		9		26
Decrease/(increase) in current assets:
Accounts receivable, net | $		(232)		(186)		(993)
Prepayments and other current assets | $		89		695		(436)
Inventories | $		(14)		(49)		159
Increase/(decrease) in current liabilities:
Accounts payable | $		(507)		446		(598)
Other payables and accrued expenses | $		(475)		(585)		(299)
Taxation payable | $		(73)		7		(293)
Net cash (used in)/provided by operating activities | $		(2,972)		(470)		(2,555)
Cash flows from investing activities:
Purchase of property, plant and equipment | $		(21)		(10)		(51)
Proceeds on disposal of property, plant and equipment | $		0		0		1
Dividend received from affiliates | $		292		302		246
Restricted cash for issuance of bank guarantees | $		404		(314)		274
Dividend paid to non-controlling interest | $		0		(42)		(134)
Net cash (used in)/provided by investing activities | $		675		(64)		336
Cash flows from financing activities:
Purchase of treasury stock | $		(20)		0		0
Net cash (used in)/provided by financing activities | $		(20)		0		0
Effect of exchange rate changes on cash and cash equivalents | $		(60)		(15)		157
Net (decrease)/increase in cash and cash equivalents | $		(2,377)		(549)		(2,062)
Cash and cash equivalents, beginning of year | $		4,857		5,406		7,468
Cash and cash equivalents, end of year | $		2,480		4,857		5,406
Supplementary information
Interest received | $		45		27		45
Income taxes paid | $		$ 1		$ 3		$ 340
ZHEJIANG JIAHUAN
Cash flows from operating activities:
Net income/(loss)	¥ 4,936		¥ 4,710		¥ 2,308
(Used in)/ adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	2,296		2,408		2,461
Written off of property, plant and equipment	32		0		0
Amortisation of intangible asset	83		0		0
Amortisation of land use right	163		163		163
Other gains	(282)		0		0
Decrease/(increase) in current assets:
Accounts receivable, net	(25,939)		(6,448)		(4,115)
Restricted cash	(21)		0		(10)
Note receivables	5,004		(322)		(2,942)
Other receivables	(3,072)		(6,074)		(1,094)
Inventories	10,786		5,909		(6,520)
Increase/(decrease) in current liabilities:
Accounts payable	2,269		1,767		5,457
Note payable	3,595		0		0
Other payables and accrued expenses	(3,145)		2,131		(920)
Income tax payable	1,121		405		805
Other long-term liability	(133)		(73)		(87)
Net cash (used in)/provided by operating activities	(2,307)		4,576		(4,494)
Cash flows from investing activities:
Purchase of intangible asset	(591)		0		0
Purchase of property, plant and equipment	(258)		(664)		(1,404)
Net cash (used in)/provided by investing activities	(849)		(664)		(1,404)
Cash flows from financing activities:
Repayment of bank borrowings	(50,400)		(50,300)		(18,200)
Advance of bank borrowings	63,200		50,100		26,800
(Decrease)/Increase in amount due to shareholders	(5,470)		(3,200)		850
Dividend paid to owners	0		(2,250)		(2,250)
Net cash (used in)/provided by financing activities	7,330		(5,650)		7,200
Net (decrease)/increase in cash and cash equivalents	4,174		(1,738)		1,302
Cash and cash equivalents, beginning of year	3,129		4,867		3,565
Cash and cash equivalents, end of year	7,303		3,129		4,867
Supplementary information
Interest received	44		17		32
Interest paid	(3,799)		(2,209)		(1,702)
Income taxes paid	0		(79)		0
Income tax refund	260		0		786
ZHEJIANG TIANLAN
Cash flows from operating activities:
Net income/(loss)	21,753		14,008		5,298
(Used in)/ adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	8,473		2,985		2,956
Amortisation of intangible asset	193		239		395
Amortisation of land use right	149		149		141
Written off of motor vehicles	5		0		0
(Gain)/loss on disposal of property, plant and equipment	0		225		(40)
(Gain)/loss on disposal of intangible asset	0		(150)		(23)
Deferred tax assets	(177)		(1,391)		(446)
Decrease/(increase) in current assets:
Accounts receivable, net	(51,299)		(9,481)		79,243
Amounts due from owners	0		0		0
Prepayments and other current assets	57,251		(19,654)		(52,792)
Inventories	3,943		(1,078)		(5,822)
Income tax receivables	1,045		(1,045)		0
Increase/(decrease) in current liabilities:
Accounts payable	(57)		77,861		(76,615)
Amount due to owner	0		0		9
Other payables and accrued expenses	(72,663)		37,075		48,898
Other taxes payable	(479)		1,034		6,040
Income tax payable	934		(449)		(5,175)
Net cash (used in)/provided by operating activities	(30,929)		100,328		2,067
Cash flows from investing activities:
Purchase of intangible asset	0		0		(39)
Purchase of property, plant and equipment	(8,285)		(117,966)		(1,983)
Sales proceeds from intangible assets	0		420		110
Proceeds on disposal of property, plant and equipment	0		923		69
Net cash (used in)/provided by investing activities	(8,285)		(116,623)		(1,843)
Cash flows from financing activities:
Repayment of bank borrowings	(174,900)		(104,690)		(88,100)
Advance of bank borrowings	122,000		137,900		92,790
Dividend paid to owners	(9,180)		(9,180)		(6,120)
Advance of long term borrowings	107,732		0		0
Net cash (used in)/provided by financing activities	45,652		24,030		(1,430)
Net (decrease)/increase in cash and cash equivalents	6,438		7,735		(1,206)
Cash and cash equivalents, beginning of year	29,197		21,462		22,668
Cash and cash equivalents, end of year	35,635		29,197		21,462
Supplementary information
Interest received	166		148		194
Interest paid	6,429		6,272		4,751
Income taxes paid	¥ 3,310		¥ 2,263		¥ 396